Mortgages Receivable (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016
Mortgage Loans on Real Estate, Default Interest Rate	18.00%		18.00%
Payments to Acquire Mortgage Receivable	$ 23,237,925	$ 9,108,259	$ 21,580,103	$ 19,412,438
Receivable with Imputed Interest, Discount					$ 74,954
Proceeds from Collection of Mortgages Receivable	9,181,290	$ 6,353,148	14,861,360	$ 5,812,116
Minimum [Member]
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 34,600		$ 35,000
Mortgage Loans on Real Estate, Interest Rate	11.00%		9.00%
Maximum [Member]
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 1,200,000		$ 1,100,000
Mortgage Loans on Real Estate, Interest Rate	12.00%		12.00%